UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7217
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Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2006

Waddell & Reed Advisors Asset Strategy Fund

        CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Renewal of Investment Management Agreement
38	Proxy Voting Information
38	Quarterly Portfolio Schedule Information
38	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Asset Strategy Fund, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2006

DEAR SHAREHOLDER:

More than half of the first decade of the 21st century is now history. We feel times are better than most realize, and we are pleased to report that stock markets around the globe generally provided excellent returns since June 30. Bond markets also provided solid returns. Concerns regarding inflation, energy prices, housing weakness and negative geopolitical developments all failed to prove problematic.

Enclosed is our report on your Fund's operations for the six months ended December 31, 2006. Over the period, the S&P 500 Index advanced 11.7 percent, led by an 18.4 percent rise in telecommunications stocks. Energy stocks were volatile as the price of oil fell sharply this past summer, but still finished the six-month period with a gain of 6.7 percent.

Good news overpowered investor anxiety

There was much fear and anxiety in global stock and bond markets in early summer as gasoline prices spiked. Doubts persisted about the strength of U.S. corporate earnings and the Federal Reserve Board's new chairman's policy intentions. However, by early autumn, negative investor sentiment dissipated and energy prices receded. Investors benefited from a significant amount of good news, including:

  the Federal Reserve stopped raising short-term interest rates oil prices dropped more than $20 a barrel
  corporate profits growth remained strong
  global merger and acquisition activity became brisk and
  geopolitical issues lessened somewhat.

Over the longer term, we think the cost of energy is on an upward path. We feel there's just too much long-term global demand relative to known reserves, especially in rapidly growing countries such as China and India. Also, our appetite for hydrocarbons in the U.S. remains voracious. Global weather patterns were calmer in 2006, but we feel there are still long-term risks to oil and gas supplies from the wrath of both nature and political extremism.

Beginning with this report period, we have added a new Economic Snapshot chart that highlights some selected U.S. economic indicators. As you can see, there's much to be thankful for, as well as a strong case for optimism about the future. Compared to six months earlier, a smaller percentage of people in the U.S. are unemployed. Oil prices and overall inflation are lower. The cost of financing a home is lower and overall economic growth is healthy.

Economic Snapshot
	12/31/06	6/30/06

U.S. unemployment rate	4.50%	4.60%
Inflation (U.S. Consumer Price Index)	2.50%	4.30%
U.S. GDP	3.50%	3.50%
30-year fixed mortgage rate	6.16%	6.78%
Oil price per barrel	$61.05	$73.93

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe the potential for continued global economic growth is just as good. Since 2002, profits for companies in the S&P 500 are up significantly more than are S&P 500 share prices. Stock valuations generally appear reasonable in our opinion, especially given low current U.S. interest rate levels. We see a solid path ahead for diversified investors in 2007. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark our organization's 70th anniversary. Born during a U.S. recession, we launched our first Waddell & Reed Advisors fund three years later. With nearly 900 employees at our expanding Kansas City area home office, and a network of financial advisors nationwide, we have deep resources focused on helping you achieve your long-term financial goals. As investment managers, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as an effort to manage against risk. In an effort to accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund, and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

ASSET STRATEGY FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,038.70	1.21%	$6.22
Class B	1,000	1,034.10	2.08	10.68
Class C	1,000	1,035.10	2.03	10.38
Class Y	1,000	1,038.90	0.92	4.69
Based on 5% Return (2)
Class A	$1,000	$1,019.11	1.21%	$6.16
Class B	1,000	1,014.73	2.08	10.58
Class C	1,000	1,014.98	2.03	10.28
Class Y	1,000	1,020.59	0.92	4.65

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $1,902,069,167 invested in a diversified portfolio of:

36.92%	Foreign Common Stocks
24.10%	Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts
17.72%	Domestic Common Stocks
8.26%	Bullion
5.80%	Other Government Securities
3.42%	United States Government and Government Agency Obligations
3.26%	Foreign Corporate Debt Securities
0.52%	Domestic Corporate Debt Securities

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund was invested by industry and geographic region respectively, as follows:

Stocks	$54.64
Financial Services Stocks	$15.74
Energy Stocks	$9.91
Raw Materials Stocks	$6.89
Consumer Durables Stocks	$5.05
Business Equipment and Services Stocks	$3.56
Utilities Stocks	$3.56
Miscellaneous Stocks	$2.67
Technology Stocks	$2.60
Multi-Industry Stocks	$2.56
Capital Goods Stocks	$2.10
Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts	$24.10
Bonds	$13.00
Foreign Government Bonds (1)	$5.80
Corporate Debt Securities	$3.78
United States Government and Government Agency Obligations	$3.42
Bullion	$8.26

(1)Includes $3.94 Germany, $0.99 United Kingdom, and $0.87 Argentina.

Country Weightings
North America	$27.23
United States	$21.66
Canada	$5.06
Mexico	$0.51
Cash and Cash Equivalents, Options and Unrealized Gain on Open Forward Currency Contracts	$24.10
Pacific Basin	$17.40
Japan	$6.13
Other Pacific Basin (2)	$5.88
China	$5.39
Europe	$17.19
Other Europe (3)	$9.19
Germany	$8.00
Bullion	$8.26
Bahamas/Caribbean	$3.79
South America	$2.03

(2)Includes $1.14 Hong Kong, $0.30 Malaysia, $2.88 Singapore, and $1.56 South Korea.
(3)Includes $2.24 France, $0.47 Luxembourg, $1.37 Netherlands, $0.17 Poland, $0.44 Russia, $1.57 Switzerland, and $2.93 United Kingdom.

The Investments of Asset Strategy Fund
December 31, 2006
BULLION - 8.26%	Troy Ounces	Value

Gold	246,705	$157,077,152
(Cost: $148,501,181)

COMMON STOCKS	Shares

Aircraft - 0.90%
Boeing Company (The)	191,576	17,019,612

Banks - 2.07%
Bank of China Limited, H Shares (A)(B)*	25,633,000	14,071,572
Kookmin Bank (A)	101,970	8,212,423
Standard Chartered PLC (A)	584,441	17,073,326
		39,357,321
Business Equipment and Services - 3.56%
Ctrip.com International, Ltd.	337,131	21,040,346
Euronext N.V. (A)	220,927	26,101,203
Jacobs Engineering Group Inc.*	195,086	15,907,312
Mitsui & Co., Ltd. (A)	310,000	4,636,780
		67,685,641
Chemicals - Petroleum and Inorganic - 0.96%
Monsanto Company	348,645	18,314,322

Chemicals - Specialty - 0.24%
Mosaic Company*	217,845	4,653,169

Coal - 1.12%
CONSOL Energy Inc.	126,142	4,052,942
Peabody Energy Corporation	425,908	17,210,942
		21,263,884
Communications Equipment - 0.57%
ZTE Corporation, H Shares (A)	2,368,000	10,898,834

Construction Materials - 0.49%
Comtech Group, Inc.*	507,015	9,217,533

Consumer Electronics - 2.57%
Nintendo Co., Ltd. (A)	145,800	37,857,401
Research In Motion Limited*	86,414	11,048,462
		48,905,863
Electronic Components - 1.13%
Samsung Electronics Co., Ltd. (A)	32,618	21,499,821

Food and Related - 0.24%
Kuala Lumpur Kepong Berhad (A)	861,200	3,295,408
Olam International Limited (A)	977,000	1,356,812
		4,652,220
Forest and Paper Products - 0.33%
Pentair, Inc.	201,120	6,315,168

Gold and Precious Metals - 4.66%
Agnico-Eagle Mines Limited	715,043	29,488,373
Barrick Gold Corporation	893,362	27,426,213
Goldcorp Inc.	1,114,338	31,691,771
		88,606,357
Hospital Supply and Management - 0.24%
Wilmar International Limited (A)*	2,840,000	4,499,560

Insurance - Life - 1.37%
China Life Insurance Company Limited, H Shares (A)	7,658,000	26,139,375

Mining - 1.03%
Arch Coal, Inc.	214,177	6,431,735
Cameco Corporation (A)	186,863	7,563,292
Southern Copper Corporation	103,726	5,589,794
		19,584,821
Motor Vehicles - 2.48%
Suzuki Motor Corporation (A)	395,800	11,175,060
Toyota Motor Corporation (A)	539,200	36,065,980
		47,241,040
Multiple Industry - 2.56%
Focus Media Holding Limited, ADR*	148,981	9,896,808
IOI Corporation Berhad (A)	450,900	2,351,633
Smiths Group plc (A)	816,398	15,849,052
streetTRACKS Gold Trust*	324,300	20,502,246
		48,599,739
Non-Residential Construction - 1.61%
Fluor Corporation	195,920	15,996,868
Kurita Water Industries Ltd. (A)	675,700	14,592,236
		30,589,104
Petroleum - International - 2.36%
China Petroleum & Chemical Corporation, H Shares (A)	14,202,000	13,146,112
Exxon Mobil Corporation	413,483	31,685,202
		44,831,314
Petroleum - Services - 6.43%
Baker Hughes Incorporated	407,604	30,431,715
Schlumberger Limited	471,429	29,775,456
Transocean Inc.*	420,505	34,014,649
Weatherford International Ltd.*	673,950	28,164,370
		122,386,190
Real Estate Investment Trust - 1.51%
Agile Property Holdings Limited (A)	8,092,000	7,594,410
Hongkong Land Holdings Limited (A)	1,972,000	7,848,560
Keppel Land Limited (A)	1,700,000	7,647,922
Sumitomo Realty & Development Co., Ltd. (A)	176,000	5,649,512
		28,740,404
Retail - Specialty Stores - 0.35%
Shimachu Co., Ltd. (A)	226,700	6,572,119

Security and Commodity Brokers - 12.30%
Chicago Mercantile Exchange Holdings Inc.	176,319	89,878,610
Deutsche Borse AG (A)	419,608	77,396,642
Goldman Sachs Group, Inc. (The)	43,063	8,584,609
Singapore Exchange Limited (A)	7,589,000	28,203,619
UBS AG	495,728	29,907,270
		233,970,750
Utilities - Electric - 2.24%
Veolia Environment (A)	552,262	42,574,220

Utilities - Telephone - 1.32%
China Mobile Limited (A)	2,305,500	19,918,183
Singapore Telecommunications Limited (A)	2,426,000	5,188,121
		25,106,304

TOTAL COMMON STOCKS - 54.64%		$1,039,224,685

(Cost: $838,886,112)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.21%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$3,000	3,082,800
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,000	1,012,199
		4,094,999

Beverages - 0.17%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR2,250	3,207,709

Construction Materials - 0.07%
Interface, Inc.,
9.5%, 2-1-14	$1,280	1,344,000

Finance Companies - 0.57%
ALROSA Finance S.A.,
8.125%, 5-6-08	2,000	2,056,400
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (B)	3,750	3,738,600
Russian Standard Bank:
7.5%, 10-7-10	2,000	1,921,200
7.5%, 10-7-10 (B)	950	915,562
Toyota Motor Credit Corporation,
2.91%, 1-18-15	2,400	2,172,120
		10,803,882
Food and Related - 0.29%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	5,150	5,471,875

Forest and Paper Products - 0.07%
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,325	1,432,656

Homebuilders, Mobile Homes - 0.09%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	1,600	1,632,000

Hospital Supply and Management - 0.10%
US Oncology Holdings, Inc.,
10.675%, 3-15-15	1,875	1,926,563

Mining - 0.20%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	3,900	3,851,250

Motion Pictures - 0.10%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	2,200	1,889,250

Motor Vehicles - 0.14%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,600	2,582,161

Non-Residential Construction - 0.24%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	4,130	4,563,650

Railroad - 0.23%
TFM, S.A. de C.V.,
12.5%, 6-15-12	4,000	4,320,000

Steel - 0.19%
Evraz Group S.A.,
8.25%, 11-10-15	3,500	3,600,625

Utilities - Electric - 0.26%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	2,145	2,139,638
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,800	2,887,982
		5,027,620
Utilities - Gas and Pipeline - 0.32%
Transportadora de Gas del Sur S.A.,
8.0%, 12-15-13	6,000	6,150,000

Utilities - Telephone - 0.53%
Digicel Limited:
9.25%, 9-1-12	3,400	3,621,000
9.25%, 9-1-12 (B)	650	693,875
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	3,050	3,161,325
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	2,450	2,546,897
		10,023,097

TOTAL CORPORATE DEBT SECURITIES - 3.78%		$71,921,337

(Cost: $70,974,207)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Argentina - 0.87%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35 (E)	$120,000	16,500,000

Germany - 3.94%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR57,300	74,859,494

United Kingdom - 0.99%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP5,600	11,144,519
4.75%, 6-7-10 (C)	4,000	7,746,527
		18,891,046

TOTAL OTHER GOVERNMENT SECURITIES - 5.80%		$110,250,540

(Cost: $102,079,238)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.48%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9-15-17	$ 4,394	680,000
5.0%, 11-15-17	2,252	304,706
5.0%, 4-15-19	2,704	397,226
5.0%, 4-15-19	1,323	189,124
5.0%, 2-15-20	3,199	52,977
5.0%, 7-15-21	2,819	166,400
5.0%, 6-15-22	2,552	81,750
5.0%, 7-15-22	10,888	374,625
5.0%, 11-15-22	1,594	254,237
5.0%, 1-15-23	2,339	92,322
5.0%, 4-15-23	1,491	96,403
5.0%, 5-15-23	2,348	368,587
5.0%, 8-15-23	1,745	277,838
5.5%, 11-15-23	8,801	639,561
5.5%, 11-15-23	4,344	292,435
5.0%, 9-15-24	4,348	297,055
5.5%, 9-15-24	2,407	159,810
5.5%, 4-15-25	1,198	104,084
5.5%, 4-15-25	572	77,140
5.0%, 9-15-25	6,052	499,015
5.5%, 10-15-25	9,703	1,994,767
5.0%, 4-15-26	7,609	624,539
5.0%, 10-15-28	2,054	405,691
5.5%, 2-15-30	1,838	214,074
5.0%, 8-15-30	3,269	362,377
5.5%, 3-15-31	2,384	328,743
5.5%, 10-15-32	6,064	1,221,931
5.5%, 5-15-33	4,313	1,033,726
6.0%, 11-15-35	3,428	798,301
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	2,858	219,780
5.0%, 5-25-22	1,742	245,631
5.0%, 7-25-23	12,530	2,217,819
5.0%, 8-25-23	4,012	658,053
5.0%, 11-25-23	3,223	543,207
5.5%, 9-25-25	1,744	119,737
5.5%, 11-25-25	5,013	319,647
5.0%, 9-25-30	5,451	821,529
5.5%, 8-25-33	6,752	1,345,856
5.5%, 12-25-33	5,326	1,112,578
5.5%, 4-25-34	8,264	1,864,286
5.5%, 11-25-36	8,278	2,248,114
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	5,653	638,994
5.0%, 6-20-31	5,613	733,613
5.5%, 3-20-32	3,967	669,843
5.0%, 7-20-33	1,305	253,986
5.5%, 11-20-33	5,199	922,210
5.5%, 7-20-35	2,268	505,701
5.5%, 7-20-35	2,842	412,367
		28,242,395
Treasury Inflation Protected Obligations - 1.94%
United States Treasury Notes:
3.875%, 1-15-09 (F)	6,150	7,775,620
2.375%, 4-15-11 (F)	7,800	7,898,588
2.0%, 1-15-14 (F)	20,000	21,218,227
		36,892,435

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.42%		$65,134,830

(Cost: $64,240,624)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.13%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (C)	CNY827,700	$811,589
Euro, 1-10-08 (C)	EUR46,500	369,351
Japanese Yen, 1-10-08 (C)	JPY15,000,000	(304,590)
New Taiwan Dollar, 5-22-07 (C)	TWD533,500	(205,483)
Russian Ruble, 6-25-07 (C)	RUB809,200	764,611
Russian Ruble, 6-25-07 (C)	883,200	(125,859)
Singapore Dollar, 8-21-07 (C)	SGD26,000	318,943
Korean Won, 4-19-07 (C)	KRW32,000,000	871,042
		$2,499,604

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper
Banks - 0.76%
Rabobank USA Financial Corp. (Rabobank Nederland):
5.28%, 1-2-07	$7,000	6,998,973
5.28%, 1-3-07	7,500	7,497,800
		14,496,773
Beverages - 2.13%
Atlantic Industries (Coca-Cola Company (The)):
5.27%, 1-17-07	10,000	9,976,578
5.25%, 1-18-07	10,000	9,975,208
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.26%, 1-10-07	20,700	20,672,779
		40,624,565
Computers - Main and Mini - 1.05%
International Business Machines Corporation,
5.26%, 1-16-07	20,000	19,956,167

Electrical Equipment - 1.31%
Emerson Electric Co.,
5.23%, 1-17-07	25,000	24,941,889

Finance Companies - 3.31%
Caterpillar Financial Services Corp.,
5.26%, 1-8-07	10,000	9,989,772
PACCAR Financial Corp.,
5.26%, 1-12-07	18,070	18,040,958
Prudential Funding LLC,
5.24%, 1-18-07	25,000	24,938,139
Unilever Capital Corporation,
5.27%, 1-2-07	10,000	9,998,536
		62,967,405
Health Care - Drugs - 1.31%
Abbott Laboratories,
5.23%, 1-30-07	25,000	24,894,674

Household - General Products - 1.05%
Procter & Gamble Company (The):
5.24%, 1-8-07	15,000	14,984,717
5.26%, 1-12-07	5,000	4,991,964
		19,976,681
Security and Commodity Brokers - 0.53%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	10,000	9,998,536

Total Commercial Paper - 11.45%		217,856,690

United States Government and Government Agency Obligations
Agency Obligation - 0.46%
Overseas Private Investment Corporation,
5.35%, 1-3-07	8,791	8,790,698

Treasury Obligations - 11.69%
United States Treasury Bills:
4.825%, 1-4-07	46,500	46,481,303
4.83%, 1-4-07	60,000	59,975,850
4.76%, 1-11-07	61,000	60,919,345
4.745%, 1-18-07	55,000	54,876,762
		222,253,260

Total United States Government and Government Agency Obligations - 12.15%		231,043,958

TOTAL SHORT-TERM SECURITIES - 23.60%		$448,900,648

(Cost: $448,900,648)

TOTAL INVESTMENT SECURITIES - 99.63%		$1,895,008,796

(Cost: $1,673,582,010)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.37%		7,060,371

NET ASSETS - 100.00%		$1,902,069,167

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
The following credit default swap agreements were outstanding at December 31, 2006. (See Note 8 to financial statements):
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$12,000,000	$(626,126)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	12,000,000	(648,777)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	24,000,000	(1,288,494)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	65,600,000	(1,637,888)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	29,600,000	(739,047)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	22,600,000	(536,718)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	38,000,000	(948,777)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	14,200,000	(337,230)
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	16,000,000	(646,170)

					$(7,409,227)

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $35,057,035 or 1.84% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - New Taiwan Dollar).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(E)Security represents the right to receive contingent annual payments based on the performance of Argentina's gross domestic product. Principal shown is the notional amount of the securities held by the Fund as of December 31, 2006.
(F)The interest rate for these securities are a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ASSET STRATEGY FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $1,525,081)	$1,737,932
Bullion (cost - $148,501)	157,077

1,895,009
Cash	34
Amortized swap premiums paid (Note 8)	880
Deposit with brokers for swaps (Note 8)	3,495
Receivables:
Investment securities sold	13,907
Fund shares sold	6,108
Dividends and interest	4,881
Prepaid and other assets	127

Total assets	1,924,441

LIABILITIES
Payable for investment securities purchased	9,746
Unrealized depreciation on swap agreements (Note 8)	7,409
Payable to Fund shareholders	3,893
Accrued shareholder servicing (Note 2)	416
Accrued service fee (Note 2)	348
Accrued management fee (Note 2)	104
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	22
Amortized swap premiums received (Note 8)	22
Other	390

Total liabilities	22,372

Total net assets	$1,902,069

NET ASSETS
$0.01 par value capital stock:
Capital stock	$2,019
Additional paid-in capital	1,641,908
Accumulated undistributed income:
Accumulated undistributed net investment income	9,356
Accumulated undistributed net realized gain on investment transactions	34,648
Net unrealized appreciation in value of investments	214,138

Net assets applicable to outstanding units of capital	$1,902,069

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.43
Class B	$9.34
Class C	$9.34
Class Y	$9.44
Capital shares outstanding:
Class A	179,161
Class B	13,829
Class C	8,032
Class Y	858
Capital shares authorized	1,000,000

See Notes to Financial Statements.

Statement of Operations
      ASSET STRATEGY FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$17,534
Dividends (net of foreign withholding taxes of $145)	3,641

Total income	21,175

Expenses (Note 2):
Investment management fee	5,920
Service fee:
Class A	1,898
Class B	155
Class C	88
Shareholder servicing:
Class A	1,600
Class B	199
Class C	96
Class Y	6
Distribution fee:
Class A	33
Class B	465
Class C	264
Custodian fees	197
Accounting services fee	130
Legal fees	96
Audit fees	17
Other	252

Total	11,416
Less waiver of investment management fee (Notes 2 and 9)	(25)

Total expenses	11,391

Net investment income	9,784

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	129,083
Realized net loss on forward currency contracts	(2,493)
Realized net loss on futures contracts	(53,676)
Realized net gain on written options	343
Realized net loss on swap agreements	(1,133)
Realized net loss on foreign currency transactions	(314)

Realized net gain on investments	71,810

Unrealized appreciation in value of securities during the period	1,384
Unrealized depreciation in value of forward currency contracts during the period	(1,634)
Unrealized depreciation in value of swaps during the period	(6,938)
Unrealized appreciation in value of foreign currency exchange during the period	91

Unrealized depreciation in value of investments during the period	(7,097)

Net gain on investments	64,713

Net increase in net assets resulting from operations	$74,497

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ASSET STRATEGY FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$9,784	$7,099
Realized net gain on investments	71,810	230,490
Unrealized appreciation (depreciation)	(7,097)	111,320

Net increase in net assets resulting from operations	74,497	348,909

Distributions to shareholders from (Note 1F): (1)
Net investment income:
Class A	(3,936)	(3,106)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(36)	(20)
Realized gains on investment transactions:
Class A	(221,308)	(25,723)
Class B	(17,169)	(2,626)
Class C	(9,923)	(1,107)
Class Y	(1,052)	(115)

	(253,424)	(32,697)

Capital share transactions (Note 5)	480,370	525,304

Total increase	301,443	841,516
NET ASSETS
Beginning of period	1,600,626	759,110

End of period	$1,902,069	$1,600,626

Undistributed net investment income	$9,356	$3,858

(1)See "Financial Highlights" on pages 23 - 36.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.49	$7.80	$6.82	$6.41	$6.27	$6.34

Income (loss) from investment operations:
Net investment income	0.05	0.06	0.06	0.04	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.36	2.92	1.08	0.44	0.14	(0.06)

Total from investment operations	0.41	2.98	1.14	0.48	0.21	0.05

Less distributions:
From net investment income	(0.03)	(0.03)	(0.06)	(0.07)	(0.07)	(0.12)
From capital gains	(1.44)	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)

Total distributions	(1.47)	(0.29)	(0.16)	(0.07)	(0.07)	(0.12)

Net asset value, end of period	$9.43	$10.49	$7.80	$6.82	$6.41	$6.27

Total return (1)	3.87%	38.80%	16.88%	7.49%	3.30%	0.86%
Net assets, end of period (in millions)	$1,690	$1,409	$652	$472	$438	$235
Ratio of expenses to average net assets including expense waiver	1.21	%(2)	1.23%	1.33%	1.37%	1.36%	1.41%
Ratio of net investment income to average net assets including expense waiver	1.21	%(2)	0.72%	0.88%	0.62%	1.13%	1.84%
Ratio of expenses to average net assets excluding expense waiver	1.22	%(2)	1.23	%(3)	1.33	%(3)	1.37	%(3)	1.36	%(3)	1.41	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.20	%(2)	0.72	%(3)	0.88	%(3)	0.62	%(3)	1.13	%(3)	1.84	%(3)
Portfolio turnover rate	91%	116%	72%	206%	122%	167%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.41	$7.78	$6.82	$6.40	$6.27	$6.34

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.00)	(0.02)	0.01	0.06
Net realized and unrealized gain (loss) on investments	0.35	2.90	1.07	0.44	0.13	(0.06)

Total from investment operations	0.37	2.89	1.07	0.42	0.14	0.00

Less distributions:
From net investment income	(0.00)	(0.00)	(0.01)	(0.00	)*	(0.01)	(0.07)
From capital gains	(1.44)	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)

Total distributions	(1.44)	(0.26)	(0.11)	(0.00	)*	(0.01)	(0.07)

Net asset value, end of period	$9.34	$10.41	$7.78	$6.82	$6.40	$6.27

Total return	3.41%	37.60%	15.77%	6.63%	2.25%	0.00%
Net assets, end of period (in millions)	$129	$120	$76	$62	$55	$33
Ratio of expenses to average net assets including expense waiver	2.08	%(1)	2.10%	2.22%	2.27%	2.26%	2.27%
Ratio of net investment income (loss) to average net assets including expense waiver	0.34	%(1)	-0.18%	-0.02%	-0.28%	0.23%	0.98%
Ratio of expenses to average net assets excluding expense waiver	2.09	%(1)	2.10	%(2)	2.22	%(2)	2.27	%(2)	2.26	%(2)	2.27	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.33	%(1)	-0.18	%(2)	-0.02	%(2)	-0.28	%(2)	0.23	%(2)	0.98	%(2)
Portfolio turnover rate	91%	116%	72%	206%	122%	167%

*Not shown due to rounding.

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.41	$7.78	$6.82	$6.40	$6.27	$6.34

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.01)	(0.00)	(0.01)	0.01	0.06
Net realized and unrealized gain (loss) on investments	0.35	2.90	1.07	0.44	0.13	(0.06)

Total from investment operations	0.37	2.89	1.07	0.43	0.14	0.00

Less distributions:
From net investment income	(0.00)	(0.00)	(0.01)	(0.01)	(0.01)	(0.07)
From capital gains	(1.44)	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)

Total distributions	(1.44)	(0.26)	(0.11)	(0.01)	(0.01)	(0.07)

Net asset value, end of period	$9.34	$10.41	$7.78	$6.82	$6.40	$6.27

Total return	3.51%	37.60%	15.79%	6.71%	2.30%	0.00%
Net assets, end of period (in millions)	$75	$65	$28	$20	$18	$10
Ratio of expenses to average net assets including expense waiver	2.03	%(1)	2.06%	2.18%	2.22%	2.18%	2.26%
Ratio of net investment income (loss) to average net assets including expense waiver	0.29	%(1)	-0.11%	0.04%	-0.23%	0.31%	0.98%
Ratio of expenses to average net assets excluding expense waiver	2.04	%(1)	2.06	%(2)	2.18	%(2)	2.22	%(2)	2.18	%(2)	2.26	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.28	%(1)	-0.11	%(2)	0.04	%(2)	-0.23	%(2)	0.31	%(2)	0.98	%(2)
Portfolio turnover rate	91%	116%	72%	206%	122%	167%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.51	$7.80	$6.82	$6.41	$6.27	$6.34

Income (loss) from investment operations:
Net investment income	0.11	0.09	0.09	0.07	0.09	0.13
Net realized and unrealized gain (loss) on investments	0.31	2.93	1.08	0.44	0.14	(0.05)

Total from investment operations	0.42	3.02	1.17	0.51	0.23	0.08

Less distributions:
From net investment income	(0.05)	(0.05)	(0.09)	(0.10)	(0.09)	(0.15)
From capital gains	(1.44)	(0.26)	(0.10)	(0.00)	(0.00)	(0.00)

Total distributions	(1.49)	(0.31)	(0.19)	(0.10)	(0.09)	(0.15)

Net asset value, end of period	$9.44	$10.51	$7.80	$6.82	$6.41	$6.27

Total return	3.89%	39.30%	17.33%	7.92%	3.69%	1.27%
Net assets, end of period (in millions)	$8	$7	$3	$2	$2	$2
Ratio of expenses to average net assets including expense waiver	0.92	%(1)	0.92%	0.94%	0.97%	0.96%	0.99%
Ratio of net investment income to average net assets including expense waiver	2.46	%(1)	1.03%	1.27%	1.03%	1.49%	2.23%
Ratio of expenses to average net assets excluding expense waiver	0.93	%(1)	0.92	%(2)	0.94	%(2)	0.97	%(2)	0.96	%(2)	0.99	%(2)
Ratio of net investment income to average net assets excluding expense waiver	2.45	%(1)	1.03	%(2)	1.27	%(2)	1.03	%(2)	1.49	%(2)	2.23	%(2)
Portfolio turnover rate	91%	116%	72%	206%	122%	167%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Asset Strategy Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the Forward Contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses Forward Contracts to attempt to reduce the overall risk of its investments as well as for investment purposes.

      E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      G. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 9), the fee is as follows: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. During the six months ended December 31, 2006, the amount waived was $25,205.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Through August 31, 2006, for Class A, Class B and Class C shares, the Fund paid WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee was $1.5792 for each shareholder account which was in existence at any time during the prior month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that the Fund pays WRSCO a monthly per account charge for shareholder servicing for each shareholder account which is non-networked and which was in existence at any time during the prior month as shown above; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries) WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $5,868,076. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended December 31, 2006, W&R received $4,930, $53,098 and $12,541 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $3,747,492 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

The Fund paid Directors' regular compensation of $32,838, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $1,072,267,772, while proceeds from maturities and sales aggregated $1,068,881,637. Purchases of options aggregated $369,554, while proceeds from sales of options aggregated $47,508. Purchases of short-term securities and U.S. government obligations aggregated $10,683,391,767 and $30,954,585, respectively. Proceeds from maturities and sales of short-term securities and U.S. government obligations aggregated $10,607,257,322 and $3,645,752, respectively. Purchases of gold bullion aggregated $83,281,963. There were no proceeds from sales of gold bullion for the six months ended December 31, 2006.

For Federal income tax purposes, cost of investments owned at December 31, 2006 was $1,673,973,529, resulting in net unrealized appreciation of $221,035,267, of which $226,240,100 related to appreciated securities and $5,204,833 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$64,636,114
Distributed ordinary income	18,629,799
Undistributed ordinary income*	53,852,432

Realized long-term capital gains	176,559,088
Distributed long-term capital gains	14,067,194
Undistributed long-term capital gains*	167,162,831

Capital loss carryover	–

Post-October losses deferred	370,627
*This entire amount was distributed prior to December 31, 2006.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

Shares issued from sale of shares:
Class A	32,669	62,284
Class B	1,422	2,741
Class C	1,528	3,344
Class Y	198	367
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	23,643	3,179
Class B	1,835	290
Class C	1,054	122
Class Y	116	15
Shares redeemed:
Class A	(11,505)	(14,658)
Class B	(957)	(1,286)
Class C	(789)	(859)
Class Y	(88)	(151)

Increase in outstanding capital shares	49,126	55,388

Value issued from sale of shares:
Class A	$335,791	$592,956
Class B	14,511	25,935
Class C	15,577	31,896
Class Y	2,044	3,613
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	222,051	28,578
Class B	17,049	2,610
Class C	9,807	1,096
Class Y	1,087	135
Value redeemed:
Class A	(118,653)	(139,899)
Class B	(9,858)	(12,067)
Class C	(8,114)	(8,087)
Class Y	(922)	(1,462)

Increase in outstanding capital	$480,370	$525,304

NOTE 6 - Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. When a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2006	–	$–
Options written	4,196	424,081
Options terminated in closing purchase transactions	(4,196)	(424,081)
Options exercised	(–)	(–)
Options expired	(–)	(–)

Outstanding at December 31, 2006	–	$–

NOTE 7 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contract, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 8 - Swaps

The Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into credit default, total return, variance and other swap agreements to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; or 3) to attempt to enhance yield.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. The Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which the Fund enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Swaps are marked-to-market daily based on valuations provided by a pricing vendor or a broker-dealer. Changes in value are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or counterparty. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Entering into swap agreements involves certain risks. Among these are possible failure of the counterparty to fulfill its obligations, possible lack of liquidity, and unfavorable changes in interest rates or underlying investments.

NOTE 9 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Fund, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund"), as of December 31, 2006, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of December 31, 2006, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the year ended June 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 15, 2007

Renewal of Investment Management Agreement for Waddell & Reed Advisors Asset Strategy Fund, Inc.

At their meeting on August 28, 29 and 30, 2006, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request ("Request Letter") for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to the Request Letter and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to the Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective and similar investment policies and strategies as the Fund ("Other Accounts").

The Directors considered that Waddell & Reed Advisors Asset Strategy Fund's total return performance was higher than the peer group median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were lower than, and at other asset levels were higher than, the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors also considered the management fee rate reductions to be effective October 1, 2006, for the Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the Fund's performance was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1017SA (12-06)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS ASSET STRATEGY FUND, INC.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 9, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 9, 2007